Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Epoch Global Equity Yield Fund
Supplement	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated February 28, 2017 (“Supplement”) to:

MainStay Equity Funds, MainStay Income and Mixed Asset Funds, and MainStay Cushing® Funds

Prospectuses and Summary Prospectuses, each dated February 28, 2017;

and

MainStay Group of Funds and MainStay Cushing® Funds Statements of Additional Information, each dated February 28, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

Effective immediately, Class T shares are not currently offered for sale.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.